Derivative Instruments - Fair Values of Derivatives, Balance Sheet Classification (Detail) (Other Assets, Net, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives	$ 4,043	$ 3,964
Warrants
Derivatives, Fair Value [Line Items]
Derivatives	$ 4,043	$ 3,964